Fair Value Measurements - Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 4,335	$ 2,180	$ 4,311		$ 4,311
Remeasurement of contingent consideration liability	0	4	0	28		49	$ 788	$ 725
Cash payment	0	(2,180)	(2,180)	(2,180)
Ending balance	$ 0	$ 2,159	$ 0	2,159		2,180	4,311
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance				$ 4,311	$ 4,978	4,311	5,703
Remeasurement of contingent consideration liability					725	49	788
Cash payment					0	$ (2,180)	(2,180)
Ending balance					$ 5,703		$ 4,311	$ 5,703